20. OTHER CURRENT FINANCIAL LIABILITIES (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Other Current Financial Liabilities
Derivative liabilities		$ 6	$ 1
Security deposits		1,913	1,944
Satellite performance incentive payments		11,645	10,452
Interest payable	[1]	8,584	8,929
Other		4,238	5,029
Other current financial liabilities		$ 26,386	$ 26,355

[1]	Interest payable included interest payable on indebtedness, satellite performance incentive payments, and other current financial liabilities.